Offerings - Offering: 1	Sep. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.0001 per share
Amount Registered | shares	1,297,322
Proposed Maximum Offering Price per Unit	1.46
Maximum Aggregate Offering Price	$ 1,894,090.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 289.99
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.0001 per share (“common stock”), as may be issued or issuable because of stock splits, stock dividends and similar transactions.

The registration fee has been calculated in accordance with 457(c) under the Securities Act.

The amount registered hereby is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the common stock reported by the NYSE American LLC on August 26, 2025.